Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Moderately Conservative Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 35.3%
Penn Series Flexibly Managed Fund*	46,371	$5,335,915
Penn Series Index 500 Fund*	155,895	9,299,143
Penn Series Large Cap Growth Fund*	14,928	663,540
Penn Series Large Cap Value Fund*	35,358	2,038,046
Penn Series Large Core Value Fund*	35,265	1,342,532
Penn Series Mid Core Value Fund*	31,709	1,347,322
Penn Series Real Estate Securities Fund*	73,696	2,612,515
Penn Series Small Cap Index Fund*	17,215	679,481
Penn Series SMID Cap Value Fund*	15,439	684,240
TOTAL AFFILIATED EQUITY FUNDS (Cost $18,272,936)		24,002,734

AFFILIATED FIXED INCOME FUNDS — 56.6%
Penn Series High Yield Bond Fund*	196,583	4,045,678
Penn Series Limited Maturity Bond Fund*	262,494	4,050,286
Penn Series Quality Bond Fund*	1,732,746	30,357,716
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $34,959,741)		38,453,680

AFFILIATED INTERNATIONAL EQUITY FUNDS — 7.0%
Penn Series Developed International Index Fund*	114,935	2,717,062
Penn Series International Equity Fund*	45,809	2,006,433
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $3,876,615)		4,723,495
TOTAL INVESTMENTS — 98.9% (Cost $57,109,292)		$67,179,909
Other Assets & Liabilities — 1.1%		771,769
TOTAL NET ASSETS — 100.0%		$67,951,678

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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